UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co. Corporation Trust Center 1209 Orange St. Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	March 31
Date of reporting period:	September 30, 2023

ITEM 1. (a) Report to Stockholders

OTG Latin America Fund

SEMI-ANNUAL
REPORT

For the six months ended September 30, 2023 (unaudited)

OTG Latin America Fund

OTG Latin America Fund

OTG Latin America Fund

Important Disclosure Statements

The OTG Latin America Fund’s (the “Fund”) prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Fund’s prospectus containing this and other important information, please call 800-673-0550. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and OTG Asset Management, Ltd. (“the Advisor”) is the investment advisor to the Fund.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2023 and are subject to change at any time. For most recent information, please call 800-673-0550.

The Advisor waived or reimbursed part of the Fund’s total annual operating expenses. Had the Advisor not waived or reimbursed expenses of the Fund, the Fund’s performance would have been lower.

SEMI-ANNUAL REPORT

Holdings by Sector/Asset Class	Percentage of Net Assets
Corporate Bonds	2.37%
Common Stocks:
Financials	23.87%
Consumer Staples	17.13%
Materials	13.06%
Industrials	10.24%
Energy	3.65%
Utilities	1.68%
Consumer Discretionary	1.52%
Communication Services	1.28%
Information Technology	0.87%
Treasury Note	6.13%
Money Market Fund	10.07%
Total Investments	91.87%

OTG Latin America Fund

Portfolio Compositionas of September 30, 2023 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

OTG Latin America Fund

Schedule of InvestmentsSeptember 30, 2023 (unaudited)

		Shares/Par	Value
2.37%	CORPORATE BONDS

0.58%	COLUMBIA
	Banco GNB Sudameri SA, 7.051% (T 1.875% 3/31/2022 + 4.561%), 4/3/2027(A)(D)
		100,000	$94,615

1.79%	PERU
	Peru Lng S.R.L., 5.375%, 3/22/2030(D)	300,000	235,849
	Volcan Cia Minea SAA, 4.375%, 2/11/2026(D)	95,000	54,553
			290,402

2.37%	TOTAL CORPORATE BONDS		385,017
	(Cost: $480,384)

73.30%	COMMON STOCKS

27.80%	BRAZIL
	Ambev S.A. ADR	147,000	379,260
	Banco Bradesco S.A. ADR	157,579	449,100
	Banco BTG Pactual SA-Unit	78,000	481,511
	Gerdau S.A. ADR	63,787	304,264
	Itau Unibanco Holdings S.A. ADR	96,100	516,057
	NU Holdings LTD(B)	49,700	360,325
	Petroleo Brasileiro S.A. ADR	39,550	592,855
	Sendas Distribuidora S/A	12,444	151,568
	Suzano Papel E Celul	56,900	611,675
	Vale S.A. ADR	50,300	674,020
			4,520,635

12.75%	CHILE
	Aguas Andinas S.A.	400,000	120,619
	Banco DE Credito Inversion(B)	8,693	222,593
	Banco Itau Chile SA	23,903	230,560
	Cencosud SA	146,600	277,973

See Notes to Financial Statements

SEMI-ANNUAL REPORT

OTG Latin America Fund

Schedule of Investments - continuedSeptember 30, 2023 (unaudited)

		Shares/Par	Value
	Enel Chile SA	2,500,000	$151,916
	SMU SA	2,904,500	509,877
	Sociedad Quimica y Minera de Chile SA	9,362	558,631
			2,072,169

22.29%	MEXICO
	Alfa S.A.B De C.V. Series A	329,033	214,478
	America Movil SAB de CV	241,000	208,122
	Arca Continental SAB de CV	37,133	338,293
	El Puerto de Liverpool SAB de Cv	47,250	247,319
	Fomento Economico Mexicano S.A.B. de C.V. ADR	37,952	413,721
	Genetera S.A.B de C.V.	242,500	284,557
	Grupo Aeroport Del Pacific-B	11,200	183,885
	Grupo Commercial Chedraui SA	24,803	145,196
	Grupo Financiero Banorte-O	53,150	445,481
	Grupo Traxion SAB de C.V.(B)	316,000	535,627
	Orbia Advance Corp. SAB	184,554	383,140
	Wal-Mart de Mexico S.A.B. de C.V.	59,600	224,960
			3,624,779

8.24%	PERU
	Alicorp S.A.A.	73,511	120,338
	Cementos Pascasmayo S.A.A.	150,000	150,895
	CreditCorp Ltd.	2,855	365,354
	Ferreyros SA	268,133	172,034
	Inretail Peru Corp.	7,229	224,822
	Intercorp Financial Services	13,599	306,250
			1,339,693

2.22%	UNITED STATES
	Bank of America Corp.	8,000	219,040
	Qualcomm, Inc.	1,275	141,602
			360,642

73.30%	TOTAL COMMON STOCKS		11,917,918
	(Cost: $10,950,917)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

OTG Latin America Fund

Schedule of Investments - continuedSeptember 30, 2023 (unaudited)

		Shares/Par	Value
6.13%	TREASURY NOTE
	US Treasury, 0.000%, 10/12/2023(B)	1,000,000	$998,425
	(Cost: $998,425)

10.07%	MONEY MARKET FUND
	Morgan Stanley Institutional Liquidity Fund Institutional Class 5.27%(C)
		1,637,277	1,637,277
	(Cost: $1,637,277)

91.87%	TOTAL INVESTMENTS		14,938,637
	(Cost: $14,067,003)
8.13%	Other assets, net of liabilities		1,321,305
100.00%	NET ASSETS		$16,259,942

(A)Rate is determined periodically. Rate shown is the rate in effect on September 30, 2023.

(B)Non-income producing

(C)Effective 7 day yield as of September 30, 2023

(D)Security is denominated in US Dollar

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

OTG Latin America Fund

Statement of Assets and LiabilitiesSeptember 30, 2023 (unaudited)

ASSETS
Investments at value (cost of $14,067,003) (Note 1)	$14,938,637
Cash	1,278,421
Receivable for securities sold	357,546
Receivable for capital stock sold	33
Dividends and interest receivable	44,131
Other receivables	1,089
Prepaid expenses	10,301
TOTAL ASSETS	16,630,158

LIABILITIES
Payable for investments purchased	355,924
Accrued advisory fees	2,896
Accrued 12b-1 fees	250
Accrued proxy expense	1,163
Accrued custody fees	2,446
Accrued accounting, administration and transfer agent fees	2,700
Other accrued expenses	4,837
TOTAL LIABILITIES	370,216
NET ASSETS	$16,259,942

Net Assets Consist of:
Paid-in-capital applicable to 1,986,101 no par value shares of beneficial interest outstanding, unlimited shares authorized	$16,655,715
Distributable earnings (deficit)	(395,773)
Net Assets	$16,259,942
NET ASSET VALUE PER SHARE
Class A Shares
Net Assets	$16,259,942
Shares Outstanding	1,986,101
Net Asset Value and Redemption Price Per Share	$8.19
Maximum Offering Price Per Share(1)	$8.62
Redemption Price Per Share(2)	$8.03

(1)Includes maximum offering price per share with sales charge of 5.00%.

(2)Redemption Price Per Share of 2% on the proceeds redeemed within 60 days of purchase.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

OTG Latin America Fund

Statement of OperationsSix months ended
September 30, 2023 (unaudited)

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $37,726)	$420,653
Interest	72,887
Total investment income	493,540

EXPENSES
Investment advisory fees (Note 2)	89,971
12b-1 fees (Note 2)	20,448
Recordkeeping and administrative services (Note 2)	19,874
Accounting fees (Note 2)	23,856
Custody fees	12,122
Transfer agent fees (Note 2)	8,684
Professional fees	21,221
Filing and registration fees	754
Trustee fees	4,597
Compliance fees	4,746
Shareholder servicing and reports	11,845
Insurance	1,924
Proxy expense	1,163
Other	8,995
Total expenses	230,200
Management fee waivers (Note 2)	(69,543)
Net Expenses	160,657
Net investment income (loss)	332,883

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(321,138)
Net realized gain (loss) on options written	24,952
Net realized gain (loss) on foreign currency transactions	(2,135)
Total net realized gain (loss)	(298,321)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	1,252,974
Net increase (decrease) in unrealized appreciation (depreciation) on options written	(7,188)
Total net increase (decrease) in unrealized appreciation (depreciation)	1,245,786
Net realized and unrealized gain (loss) on investments	947,465

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,280,348

OTG Latin America Fund

Statements of Changes in Net Assets

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Six months ended September 30, 2023 (unaudited)	Year ended March 31, 2023
Increase (decrease) in Net Assets from

OPERATIONS
Net investment income (loss)	$332,883	$728,498
Net realized gain (loss) on investments, options written and foreign currency transactions	(298,321)	147,791
Net increase (decrease) in unrealized appreciation (depreciation) of investments and options written	1,245,786	(2,573,076)
Increase (decrease) in net assets from operations	1,280,348	(1,696,787)

DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions	(323,915)	(817,534)
Decrease in net assets from distributions	(323,915)	(817,534)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	400	382
Distributions reinvested	323,915	817,533
Shares redeemed	(137,627)	(1,558,309)
Increase (decrease) in net assets from capital stock transactions	186,688	(740,394)

NET ASSETS
Increase (decrease) during period	1,143,121	(3,254,715)
Beginning of peiod	15,116,821	18,371,536
End of period	$16,259,942	$15,116,821

OTG Latin America Fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

9

SEMI-ANNUAL REPORT

OTG Latin America Fund

Financial Highlights

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Six months ended September 30, 2023 (unaudited)	Years ended March 31,			Period May 8, 2019(2) through March 31, 2020
Class A		2023	2022	2021
Net asset value, beginning of period	$7.70	$8.96	$8.11	$5.83	$10.00
Investment activities
Net investment income (loss)(1)	0.17	0.38	0.28	0.05	0.12
Net realized and unrealized gain (loss) on investments	0.49	(1.21)	1.02	2.29	(4.15)
Total from investment activities	0.66	(0.83)	1.30	2.34	(4.03)
Distributions
Net investment income	(0.17)	(0.37)	(0.27)	(0.06)	(0.11)
Net realized gain	—	(0.06)	(0.18)	—	(0.03)
Total distributions	(0.17)	(0.43)	(0.45)	(0.06)	(0.14)
Net asset value, end of period	$8.19	$7.70	$8.96	$8.11	$5.83
Total Return(3)	8.48%	(8.84%)	17.12%	40.12%	(40.90%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross(5)	2.81%	3.26%	2.77%	2.93%	3.46%
Expenses, net of waivers	1.96%	2.22%	1.99%	2.07%	2.17%
Net investment income (loss)	4.07%	4.90%	3.32%	0.64%	1.45%
Portfolio turnover rate(3)	27.79%	67.32%	79.68%	250.37%	296.18%
Net assets, end of period (000’s)	$16,260	$15,117	$18,372	$15,675	$6,831

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Commencement of operations.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Ratio of total expenses before management fee waivers, excluding proxy costs, would have been: 2.80% for the six months ended September 30, 2023; 2.99% for the year ended March 31, 2023; 2.73% for the year ended March 31, 2022; 2.81% for the year ended March 31, 2021 and 3.24% for the period May 8, 2019 through March 31, 2020.

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial StatementsSeptember 30, 2023 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The OTG Latin America Fund (the “Fund”) is a series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a diversified open-end management company. The Fund commenced operations on May 8, 2019. The Fund offers Class A and Institutional Class shares. As of September 30, 2023, the Fund had no Institutional Class shares outstanding.

The investment objective of the Fund is to seek long-term capital appreciation through investments in the equity securities of companies located in Latin America.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust’s Board of Trustees (the “Board”), which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the New York Stock Exchange (“NYSE”), whichever is earlier. Portfolio securities that are listed on foreign exchanges may experience a change in value on days when shareholders will not be able to purchase or redeem shares of the Fund.

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2023 (unaudited)

Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to OTG Asset Management, Ltd. (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable for a portfolio security as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Fund may use fair value pricing more often due to the Fund’s global focus.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2023 (unaudited)

extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of September 30, 2023:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Corporate Bonds	$—	$385,017	$—	$385,017
Common Stocks	11,917,918	—	—	11,917,918
Treasury Notes	—	998,425	—	998,425
Money Market Fund	1,637,277	—	—	1,637,277
	$13,555,195	$1,383,442	$—	$14,938,637

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and country.

There were no transfers into or out of any levels during the six months ended September 30, 2023. The Fund held no Level 3 securities at any time during the six months ended September 30, 2023.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2023 (unaudited)

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires certain components of net assets related to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the six months ended September 30, 2023, there were no such reclassifications.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2023 (unaudited)

end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. Currently, the Fund may engage in selling securities short. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sell short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs. As of September 30, 2023, the Fund held no securities sold short.

Derivatives

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2023 (unaudited)

The Fund may use derivatives to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the Fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Derivatives can be volatile and may involve significant risks, including credit risk, currency risk, leverage risk, liquidity risk and index risk. As of September 30, 2023, the Fund did not hold any options contracts.

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the six months ended September 30, 2023 is as follows:

Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
Call options written	$24,952	$(7,188)

*Statement of Operations location: Net realized gain (loss) on options written.

**Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on options written.

The effect of the derivative instruments on the Statement of Operations for the six months ended September 30, 2023, serve as indicators of the volume of financial derivative activity for the Fund. The following indicates the average monthly volume for the period:

Average notional value of:
Options written	$(69,700)

Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2023 (unaudited)

and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. The Fund held no options at September 30, 2023.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor provides investment services for an annual fee of 1.10% of the Fund’s daily net assets.

The Advisor earned and waived management fees for the six months ended September 30, 2023 as follows:

Management Fee Earned	Management Fee Waived
$89,971	$69,543

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) do not exceed 1.70% of the daily net assets of the Fund. This agreement is in effect until July 31, 2024. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2023 (unaudited)

The total amounts of recoverable reimbursements as of September 30, 2023 are as follows:

Recoverable Waivers and/or Reimbursements and Expiration Date
2024	2025	2026	2027	Total
$116,742	$127,803	$155,121	$69,543	$469,209

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees. The Plan provides that the Fund may pay a fee at an annual rate of up to 0.25% of average net assets of the Class A shares in consideration for distribution related services.

The Fund has adopted a shareholder services plan. Under the shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

For the six months ended September 30, 2023, the following fees were incurred:

Class	Type of Plan	Fees Incurred
Class A	12b-1	$20,448

Commonwealth Fund Services, Inc. (“CFS”), acts as the Fund’s administrator, fund accountant and transfer and dividend disbursing agent. For its services, fees to CFS are computed daily and paid monthly. For the six months ended September 30, 2023, the following fees were paid by the Fund to CFS:

Administration	Transfer Agent	Accounting
$15,368	$7,260	$20,812

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2023 (unaudited)

The amounts reflected on the Statement of Operations for Administration, Transfer Agent and Accounting fees may include out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the six months ended September 30, 2023, were as follows:

Purchases	Sales
$3,886,524	$3,721,626

The above amounts do not include $22,408 of premiums received from and $5,944 of payments to close options written.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the six months ended September 30, 2023 and the year ended March 31, 2023 were as follows:

	Six months ended September 30, 2023	Year ended March 31, 2023
Distributions paid from:
Ordinary income	$323,915	$817,534

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2023 (unaudited)

As of September 30, 2023, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Undistributed net investment income (loss)	$29,863
Accumulated realized gain (loss)	(1,297,270)
Net unrealized appreciation (depreciation)	871,634
$(395,773)

As of September 30, 2023, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$14,067,003	$967,001	$(95,367)	$871,634

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Fund were:

	Six months ended September 30, 2023 (unaudited)	Year ended March 31, 2023
Shares sold	48	50
Share reinvested	38,835	112,857
Shares redeemed	(17,097)	(198,242)
Net increase (decrease)	21,786	(85,335)

NOTE 6 – BORROWINGS AND RISKS

The Fund may engage in borrowing for leverage. The Fund has the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities.

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2023 (unaudited)

portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchased with Fund assets received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such Fund assets is not sufficient to cover the cost of leverage, the Fund’s return will be less than if leverage had not been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

The Fund has a leverage agreement with Interactive Brokers. During the six months ended September 30, 2023, the Fund had no borrowings.

NOTE 7 – ADVANCES

The Fund has a custody agreement with UMB Bank N.A. (“Custodian”) which allows overdrafts (“Advances”). Any such Advance shall not exceed the Fund’s or the 1940 Act’s limitation concerning borrowings. The Fund accrues interest on these Advances at a rate agreed upon in writing from time to time by the Custodian and the Fund. During the six months ended September 30, 2023, there were no borrowings.

NOTE 8 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As

SEMI-ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedSeptember 30, 2023 (unaudited)

of September 30, 2023, the Fund had 23.87% and 17.13% of the value of its net assets invested in securities within the Financials and Consumer Staples sectors, respectively.

NOTE 9 – OTHER RISKS FOR THE FUND

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the potential spillover effects of Israel-Hamas war, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Fund’s investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Fund’s investments.

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Fund’s other service providers, market makers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, or issuers of securities in which the Fund invests.

NOTE 10 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at https://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at https://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at https://www.sec.gov.

FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings. The Fund’s Board of Trustees approved the appointment of the Advisor as the Fund’s Liquidity Risk Management Administrator. The Advisor has appointed representatives from their compliance, trading, and portfolio management departments to assist in the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Management Administrator performed an assessment of the Fund’s liquidity risk profile, considering information gathered and its actual experience in administering the program and presented a written report to the Board of Trustees for consideration during the period covered by this semi-annual report. The report concluded that (i) the Fund did not experience significant liquidity challenges during the covered period; (ii) the Fund’s investment strategies remain appropriate for an open-end fund; and (iii) the Fund’s liquidity risk management program is reasonably designed to assess and manage its liquidity risk.

SEMI-ANNUAL REPORT

OTG Latin America Fund

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares and (2) ongoing costs, including management fees, distributions (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, April 1, 2023, and held for the six months ended September 30, 2023.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

SEMI-ANNUAL REPORT

OTG Latin America Fund

Fund Expenses (unaudited) - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratio	Expenses Paid During the Period Ended 9/30/23*
Class A Actual	$1,000.00	$1,042.40	1.96%	$10.01
Class A Hypothetical**	$1,000.00	$1,015.20	1.96%	$ 9.87

*Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal half year divided by 366 days in the current year.

**5% return before expenses.

SEMI-ANNUAL REPORT

OTG Latin America Fund

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this semi-annual report.

Investment Adviser:

OTG Asset Management, Ltd.

Calle Ayacucho No. 277

La Paz, Bolivia

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Transfer Agent, Fund Accountant and Administrator:

Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Custodian:

UMB Bank

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Legal Counsel:

Practus LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP

Two Liberty Place

50 S 16th St, Suite 2900

Philadelphia, Pennsylvania 19102-2529

ITEM 1. (b)	Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR: Not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4)	Change in registrant’s independent public accountant: Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 8, 2023

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: December 8, 2023

* Print the name and title of each signing officer under his or her signature.